Optimize Strategy Index ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking, Investing & Insurance - 11.0%
AerCap Holdings NV	3,665	$428,805
Allstate Corp.	1,869	376,248
American Express Co. (a)	1,326	422,967
Apollo Global Management, Inc. (a)	2,714	385,035
Arch Capital Group Ltd.	4,045	368,297
Assurant, Inc.	1,820	359,432
Axos Financial, Inc. (b)	5,824	442,857
Blackrock, Inc.	390	409,208
Block, Inc. (b)	6,266	425,649
Bread Financial Holdings, Inc.	7,355	420,118
Brighthouse Financial, Inc. (b)	6,664	358,323
Broadridge Financial Solutions, Inc.	1,534	372,808
Brown & Brown, Inc.	3,115	345,360
Cboe Global Markets, Inc.	1,737	405,086
Cincinnati Financial Corp.	2,606	388,086
Coinbase Global, Inc. - Class A (a)(b)	1,760	616,862
Everest Group Ltd.	1,034	351,405
Fidelis Insurance Holdings Ltd.	24,572	407,404
Fiserv, Inc. (b)	1,663	286,718
Global Payments, Inc.	3,698	295,988
Goldman Sachs Group, Inc.	643	455,083
HA Sustainable Infrastructure Capital, Inc. (a)	13,341	358,339
Hamilton Lane, Inc. - Class A (a)	2,499	355,158
Hartford Insurance Group, Inc.	3,148	399,387
Intercontinental Exchange, Inc.	2,180	399,965
KKR & Co., Inc.	3,117	414,655
LendingClub Corp. (b)	32,396	389,724
MarketAxess Holdings, Inc.	1,900	424,346
Marsh & McLennan Cos., Inc.	1,563	341,734
Moody's Corp.	788	395,253
Mr Cooper Group, Inc. (b)	3,394	506,419
MSCI, Inc. (a)	661	381,225
Navient Corp.	27,622	389,470
NCR Atleos Corp. (b)	15,062	429,719
Onestream, Inc. (b)	15,971	451,979
PennyMac Mortgage Investment Trust (a)	25,895	333,010
PROG Holdings, Inc.	13,913	408,347
Progressive Corp.	1,338	357,059
Prudential Financial, Inc.	3,351	360,031
RenaissanceRe Holdings Ltd.	1,499	364,107
S&P Global, Inc.	723	381,231
Selective Insurance Group, Inc.	4,393	380,653
SiriusPoint Ltd. (b)	25,044	510,647
T Rowe Price Group, Inc.	3,762	363,033
Travelers Cos., Inc.	1,437	384,455
Visa, Inc. - Class A (a)	1,064	377,773
WEX, Inc. (b)	2,463	361,790
Willis Towers Watson PLC	1,118	342,667
		18,883,915

Bits & Bytes - 38.3%(c)
Adobe, Inc. (b)	487	188,411
Advanced Micro Devices, Inc. (b)	18,966	2,691,275
Akamai Technologies, Inc. (b)	22,444	1,790,133
Apple, Inc.	7,880	1,616,740
Applied Materials, Inc.	12,123	2,219,358
Astera Labs, Inc. (b)	28,581	2,584,294
Axcelis Technologies, Inc. (a)(b)	32,021	2,231,543
Booz Allen Hamilton Holding Corp. (a)	16,742	1,743,344
Cadence Design Systems, Inc. (b)	7,674	2,364,743
Cirrus Logic, Inc. (b)	17,360	1,809,867
CommScope Holding Co., Inc. (a)(b)	319,663	2,646,810
Crowdstrike Holdings, Inc. - Class A (a)(b)	5,173	2,634,661
Dell Technologies, Inc. - Class C	19,386	2,376,724
F5, Inc. (b)	6,574	1,934,860
First Solar, Inc. (a)(b)	14,620	2,420,195
GoDaddy, Inc. - Class A (b)	10,514	1,893,151
Intel Corp.	91,519	2,050,026
Itron, Inc. (b)	17,446	2,296,417
Motorola Solutions, Inc.	4,290	1,803,773
NVIDIA Corp.	16,674	2,634,325
Palo Alto Networks, Inc. (a)(b)	10,204	2,088,147
Penguin Solutions, Inc. (b)	100,393	1,988,785
Qualys, Inc. (b)	14,048	2,007,038
Roper Technologies, Inc.	3,085	1,748,701
Salesforce, Inc.	6,477	1,766,213
Semtech Corp. (b)	52,080	2,350,891
ServiceNow, Inc. (b)	2,067	2,125,041
Synopsys, Inc. (b)	4,181	2,143,515
TE Connectivity PLC	12,387	2,089,315
TTM Technologies, Inc. (a)(b)	81,549	3,328,830
VeriSign, Inc.	7,597	2,194,014
		65,761,140

Building Blocks - 1.0%
Air Products and Chemicals, Inc.	485	136,799
Ashland, Inc.	2,432	122,281
Carpenter Technology Corp.	768	212,260
Celanese Corp.	2,817	155,865
Eagle Materials, Inc.	683	138,041
Eastman Chemical Co.	1,545	115,350
Ecolab, Inc.	559	150,617
Louisiana-Pacific Corp.	1,584	136,208
Martin Marietta Materials, Inc.	319	175,118
PureCycle Technologies, Inc. (a)(b)	16,827	230,530
Vulcan Materials Co.	636	165,881
		1,738,950

Communication & Media Services - 11.6%
AppLovin Corp. - Class A (b)	4,510	1,578,861
AST SpaceMobile, Inc. (a)(b)	41,188	1,924,715
AT&T, Inc.	51,200	1,481,728
Comcast Corp. - Class A	37,588	1,341,516
Electronic Arts, Inc.	10,088	1,611,054
InterDigital, Inc. (a)	6,746	1,512,655
Lumen Technologies, Inc. (b)	276,539	1,211,241
Meta Platforms, Inc. - Class A	2,119	1,564,013
Netflix, Inc. (b)	1,404	1,880,138
Spotify Technology SA (a)(b)	2,442	1,873,844
Trump Media & Technology Group Corp. (a)(b)	63,888	1,152,539
Walt Disney Co.	12,516	1,552,109
Webtoon Entertainment, Inc. (a)(b)	146,583	1,330,974
		20,015,387

Consumer Elastic - 17.1%
Abercrombie & Fitch Co. - Class A (a)(b)	8,218	680,861
Amazon.com, Inc. (b)	3,474	762,161
Aptiv PLC (b)	10,722	731,455
Autoliv, Inc. (a)	7,182	803,666
Brinker International, Inc. (b)	4,798	865,223
Burlington Stores, Inc. (a)(b)	2,990	695,594
Carvana Co. (b)	3,509	1,182,393
Cheesecake Factory, Inc. (a)	14,235	891,965
Churchill Downs, Inc.	6,189	625,089
Crocs, Inc. (a)(b)	7,078	716,860
Dana, Inc.	49,419	847,536
Deckers Outdoor Corp. (b)	5,371	553,589
Dick's Sporting Goods, Inc. (a)	3,276	648,026
Domino's Pizza, Inc.	1,464	659,678
Etsy, Inc. (a)(b)	14,652	734,944
Five Below, Inc. (a)(b)	8,252	1,082,497
Garmin Ltd. (a)	3,157	658,929
G-III Apparel Group Ltd. (b)	27,650	619,360
Hanesbrands, Inc. (b)	118,170	541,219
Las Vegas Sands Corp.	15,380	669,184
Light & Wonder, Inc. (a)(b)	6,673	642,343
Lowe's Cos., Inc.	2,896	642,535
Lululemon Athletica, Inc. (b)	2,029	482,050
Marriott International, Inc./MD - Class A	2,601	710,619
McDonald's Corp.	2,257	659,428
Norwegian Cruise Line Holdings Ltd. (a)(b)	33,648	682,381
O'Reilly Automotive, Inc. (b)	7,879	710,134
PVH Corp. (a)	10,027	687,852
Ralph Lauren Corp.	2,864	785,538
Ross Stores, Inc.	5,121	653,337
Royal Caribbean Cruises Ltd. (a)	3,124	978,249
Sally Beauty Holdings, Inc. (a)(b)	78,290	724,965
Signet Jewelers Ltd. (a)	14,314	1,138,679
Tesla, Inc. (b)	2,679	851,011
Ulta Beauty, Inc. (a)(b)	2,017	943,593
Whirlpool Corp. (a)	7,703	781,238
Wolverine World Wide, Inc. (a)	50,676	916,222
Wynn Resorts Ltd.	7,871	737,277
YETI Holdings, Inc. (b)	20,732	653,473
		29,351,153

Consumer Inelastic - 3.9%
Bunge Global SA (a)	6,668	535,307
Church & Dwight Co., Inc.	4,267	410,101
Colgate-Palmolive Co.	5,088	462,499
Constellation Brands, Inc. - Class A (a)	2,670	434,356
Costco Wholesale Corp.	459	454,383
CVS Health Corp.	7,196	496,380
Dole PLC	32,405	453,346
Energizer Holdings, Inc.	16,046	323,487
Lineage, Inc. (a)	7,704	335,278
MercadoLibre, Inc. (b)	238	622,044
Molson Coors Beverage Co. - Class B (a)	7,836	376,833
PepsiCo, Inc.	3,042	401,666
Target Corp. (a)	4,098	404,268
United Natural Foods, Inc. (b)	16,976	395,711
Walgreens Boots Alliance, Inc.	44,455	510,343
		6,616,002

Nuts & Bolts - 7.9%
A O Smith Corp.	3,226	211,529
Archer Aviation, Inc. - Class A (a)(b)	28,223	306,220
Boeing Co. (b)	1,361	285,170
BrightView Holdings, Inc. (b)	17,554	292,274
Caterpillar, Inc.	644	250,007
Chart Industries, Inc. (a)(b)	1,339	220,466
Comfort Systems USA, Inc.	657	352,290
Dayforce, Inc. (b)	3,795	210,205
Delta Air Lines, Inc.	3,868	190,228
Docusign, Inc. (b)	2,708	210,926
Dycom Industries, Inc. (b)	1,427	348,745
Elastic NV (b)	2,041	172,118
EMCOR Group, Inc.	573	306,492
Equifax, Inc.	892	231,358
FedEx Corp. (a)	861	195,714
Fluor Corp. (b)	5,974	306,287
Frontier Group Holdings, Inc. (a)(b)	32,648	118,512
GE Vernova, Inc. (a)	720	380,988
Generac Holdings, Inc. (b)	1,703	243,887
Griffon Corp.	3,148	227,821
Honeywell International, Inc.	1,026	238,935
Hubbell, Inc.	624	254,848
Huntington Ingalls Industries, Inc.	1,135	274,057
Intuit, Inc.	353	278,033
JetBlue Airways Corp. (b)	34,641	146,531
Manhattan Associates, Inc. (b)	1,275	251,774
MRC Global, Inc. (b)	19,140	262,409
NANO Nuclear Energy, Inc. (b)	8,134	280,542
Oklo, Inc. (a)(b)	7,784	435,826
Oshkosh Corp.	2,270	257,736
PACCAR, Inc.	2,093	198,961
Parker-Hannifin Corp.	346	241,671
Paylocity Holding Corp. (a)(b)	1,068	193,511
Pegasystems, Inc.	5,564	301,179
Pitney Bowes, Inc.	21,352	232,950
Quanta Services, Inc.	900	340,272
Republic Services, Inc.	915	225,648
Saia, Inc. (b)	554	151,790
SkyWest, Inc. (a)(b)	2,371	244,142
Stagwell, Inc. (a)(b)	35,138	158,121
Terex Corp. (a)	5,565	259,830
Tidewater, Inc. (a)(b)	5,219	240,752
TopBuild Corp. (a)(b)	715	231,474
Trane Technologies PLC	641	280,380
Tutor Perini Corp. (b)	7,883	368,767
UL Solutions, Inc.	4,102	298,872
United Rentals, Inc.	349	262,937
Verisk Analytics, Inc.	720	224,280
Vertiv Holdings Co. - Class A	2,748	352,871
Westinghouse Air Brake Technologies Corp.	1,214	254,151
Woodward, Inc.	1,205	295,333
XPO, Inc. (a)(b)	1,928	243,487
Xylem, Inc./NY	1,673	216,419
		13,559,726

Oil, Gas & Others - 0.7%
APA Corp. (a)	4,629	84,665
Baker Hughes Co.	2,101	80,552
Cactus, Inc. - Class A	1,818	79,483
DT Midstream, Inc. (a)	944	103,755
Kinetik Holdings, Inc.	1,621	71,405
New Fortress Energy, Inc. (a)	8,854	29,395
NextDecade Corp. (a)(b)	11,486	102,340
Noble Corp. PLC	3,768	100,041
Sable Offshore Corp. (a)(b)	3,689	81,084
Schlumberger NV	2,184	73,819
Targa Resources Corp.	471	81,992
TechnipFMC PLC (a)	3,212	110,621
Valaris Ltd. (b)	2,503	105,401
Weatherford International PLC	1,544	77,679
World Kinect Corp.	3,036	86,071
		1,268,303

Pharma & Healthcare - 4.5%
89bio, Inc. (b)	19,988	196,282
Akero Therapeutics, Inc. (b)	3,920	209,171
Apogee Therapeutics, Inc. (b)	5,284	229,484
Baxter International, Inc. (a)	4,733	143,315
Cardinal Health, Inc.	1,316	221,088
Cencora, Inc.	666	199,700
Clover Health Investments Corp. (a)(b)	45,233	126,200
DaVita, Inc. (b)	1,204	171,510
Day One Biopharmaceuticals, Inc. (a)(b)	17,832	115,908
Dexcom, Inc. (b)	2,102	183,483
Dyne Therapeutics, Inc. (b)	14,657	139,535
Edgewise Therapeutics, Inc. (b)	6,544	85,792
GRAIL, Inc. (a)(b)	4,726	243,011
HealthEquity, Inc. (b)	1,642	172,016
ICON PLC (b)	905	131,632
IDEXX Laboratories, Inc. (b)	387	207,564
Illumina, Inc. (b)	2,056	196,163
Incyte Corp. (b)	2,455	167,185
Insulet Corp. (b)	640	201,075
Intuitive Surgical, Inc. (b)	302	164,110
IQVIA Holdings, Inc. (b)	912	143,722
Lantheus Holdings, Inc. (a)(b)	1,707	139,735
Molina Healthcare, Inc. (b)	524	156,100
Neurocrine Biosciences, Inc. (b)	1,505	189,163
Pediatrix Medical Group, Inc. (b)	11,462	164,480
Penumbra, Inc. (a)(b)	606	155,518
Quest Diagnostics, Inc. (a)	973	174,780
Replimune Group, Inc. (b)	14,277	132,633
Royalty Pharma PLC - Class A (a)	5,201	187,392
Sarepta Therapeutics, Inc. (b)	1,576	26,950
Scholar Rock Holding Corp. (a)(b)	4,848	171,716
Soleno Therapeutics, Inc. (b)	3,812	319,369
Sotera Health Co. (b)	14,443	160,606
STERIS PLC	740	177,763
Stryker Corp.	433	171,308
Syndax Pharmaceuticals, Inc. (b)	12,141	113,700
Tempus AI, Inc. (a)(b)	3,409	216,608
Tenet Healthcare Corp. (b)	1,325	233,200
TG Therapeutics, Inc. (a)(b)	5,004	180,094
Thermo Fisher Scientific, Inc.	323	130,964
United Therapeutics Corp. (b)	551	158,330
Universal Health Services, Inc. - Class B	954	172,817
Vera Therapeutics, Inc. (b)	5,847	137,755
Vertex Pharmaceuticals, Inc. (a)(b)	349	155,375
Waystar Holding Corp. (b)	3,914	159,965
West Pharmaceutical Services, Inc.	737	161,256
		7,795,523

Real Estate - 1.8%
Brookdale Senior Living, Inc. (b)	24,122	167,889
CBRE Group, Inc. - Class A (b)	1,023	143,343
Compass, Inc. - Class A (b)	16,116	101,208
Digital Realty Trust, Inc.	932	162,475
EastGroup Properties, Inc.	760	127,011
Equinix, Inc. (a)	160	127,275
Equity LifeStyle Properties, Inc.	2,097	129,322
Equity Residential	1,951	131,673
eXp World Holdings, Inc.	14,457	131,559
Lamar Advertising Co. - Class A (a)	1,153	139,928
Park Hotels & Resorts, Inc. (a)	12,296	125,788
Real Brokerage, Inc. (b)	30,558	137,817
Redfin Corp. (a)(b)	22,614	253,051
Rexford Industrial Realty, Inc. (a)	3,477	123,677
Ryman Hospitality Properties, Inc.	1,517	149,682
Sabra Health Care REIT, Inc.	8,393	154,767
SBA Communications Corp.	658	154,525
Simon Property Group, Inc.	780	125,393
Uniti Group, Inc.	27,827	120,213
Vornado Realty Trust (a)	3,653	139,691
Welltower, Inc.	927	142,508
Weyerhaeuser Co. (a)	4,650	119,458
		3,108,253

Water & Power - 1.7%
AES Corp.	23,256	244,653
Atmos Energy Corp.	1,676	258,288
Constellation Energy Corp.	1,147	370,206
DTE Energy Co.	1,891	250,482
Duke Energy Corp. (a)	2,169	255,942
Eversource Energy	4,215	268,158
Hawaiian Electric Industries, Inc. (b)	23,643	251,325
NRG Energy, Inc.	2,671	428,909
Southern Co.	2,796	256,757
Southwest Gas Holdings, Inc.	3,445	256,274
		2,840,994
TOTAL COMMON STOCKS (Cost $151,357,384)		170,939,346

SHORT-TERM INVESTMENTS - 23.0%		Value
Investments Purchased with Proceeds from Securities Lending - 22.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(d)	38,634,192	38,634,192

Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.23%(d)	850,836	850,836
TOTAL SHORT-TERM INVESTMENTS (Cost $39,485,028)		39,485,028

TOTAL INVESTMENTS - 122.5% (Cost $190,842,412)		210,424,374
Liabilities in Excess of Other Assets - (22.5)%		(38,629,669)
TOTAL NET ASSETS - 100.0%		$171,794,705
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $37,977,861.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Optimize Strategy Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	170,939,346	–	–	170,939,346
Investments Purchased with Proceeds from Securities Lending(a)	38,634,192	–	–	38,634,192
Money Market Funds	850,836	–	–	850,836
Total Investments	210,424,374	–	–	210,424,374

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $38,634,192 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.